Business Segment Information - Depreciation, Amortization and Capital Expenditures by Segment (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
DepreciationDepletionAndAmortization	$ 16.4	$ 17.3	$ 85.4	$ 69.2	$ 57.6
Capital Expenditures	$ 27.7	$ 7.5	78.5	49.0	40.8
Operating segments | S&IP
Segment Reporting Information [Line Items]
DepreciationDepletionAndAmortization			41.4	31.0	28.7
Capital Expenditures			46.3	20.4	28.5
Operating segments | Medical Devices
Segment Reporting Information [Line Items]
DepreciationDepletionAndAmortization			40.4	36.2	26.9
Capital Expenditures			19.1	13.4	11.5
Corporate, non-segment
Segment Reporting Information [Line Items]
DepreciationDepletionAndAmortization			3.6	2.0	2.0
Capital Expenditures			$ 13.1	$ 15.2	$ 0.8